Accounting policies - Adoption of IFRS 9 - Impairment (Details) - Impairment losses $ in Millions	Dec. 31, 2017 MXN ($)
Initial adoption of IFRS 9
Financial assets, as originally presented	$ 17,961
Remeasurements	3,256
Financial assets, restated	21,217
Loans and advances - Customers
Initial adoption of IFRS 9
Financial assets, as originally presented	16,929
Remeasurements	3,270
Financial assets, restated	20,199
Debt instruments.
Initial adoption of IFRS 9
Remeasurements	18
Financial assets, restated	18
Available lines of credit cards and non-revolving consumer loans
Initial adoption of IFRS 9
Financial assets, as originally presented	838
Remeasurements	4
Financial assets, restated	842
Guarantees and loan commitments of commercial and public sector loans
Initial adoption of IFRS 9
Financial assets, as originally presented	194
Remeasurements	(36)
Financial assets, restated	$ 158